Related and Interested Parties (Balances with Interested Parties) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Other current assets	$ 27	$ 28
Other current liabilities	$ 2	$ 7